John Hancock Regional Bank Fund Investment Strategy - Class A C I and R6 [Member] - John Hancock Regional Bank Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of regional banks. Because the fund normally invests more than 25% of its assets in equity securities of regional banks, the fund is considered to be “concentrated” in the banking industry. A regional bank is a U.S.-based banking company that primarily operates in one or more regions of the country. Such regional banks may be of any size and may include, but are not limited to, commercial banks, industrial banks, savings and loan associations, and financial and bank holding companies. Typically, these companies provide full-service banking and have primarily domestic assets. Equity securities include, but are not limited to, common and preferred stocks and their equivalents, such as publicly-traded limited partnerships, depositary receipts, rights, and warrants of companies of any market capitalization. The manager focuses primarily on equity securities selection, using fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industrywide trend toward consolidation, the manager may invest in companies that appear to be positioned for a merger. The fund may also invest in other U.S. and foreign financial services companies, such as money center banks. A money center bank is a bank located in a financial center, which deals in national and international financial markets. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in below-investment-grade bonds (i.e., junk bonds) rated as low as CCC by S&P Global Ratings or Caa by Moody’s Investors Service, Inc. and their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may invest in derivatives to a limited extent. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts, options, and foreign currency forward contracts.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of regional banks. Because the fund normally invests more than 25% of its assets in equity securities of regional banks, the fund is considered to be “concentrated” in the banking industry.